Debt (Future Principal Payments for Borrowings) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	$ 1,225
2017	0
2018	0
2019	0
Thereafter	2,000
Total	$ 3,225